Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for Oscar Gonzalez Rocha(5)	Compensation Actually Paid to Oscar Gonzalez Rocha(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEO's(4)	Total Shareholder Return(1)	Peer Group Total Shareholder Return(2)	Net Income (in millions)
2025	$1,298,630	$1,298,630	$419,294	$419,294%	64.8%	82.6	$4,334.90
2024	$1,208,377	$1,208,377	$374,629	$374,629%	11.2%	-5.2	$3,376.80
2023	$1,171,116	$1,171,116	$358,855	$358,855%	49.1%	20.1	$2,425.20
2022	$1,220,954	$1,220,954	$313,312	$313,312%	3.5%	11.5	$2,638.50
2021	$1,462,085	$1,462,085	$359,650	$359,650%	-0.3%	34	$3,397.10
1.	The comparison of total shareholder returns assumes that $100 was invested on December 31 of the prior year in Southern Copper Corporation and that dividends were reinvested when paid.
2.	The selected peer group is the S&P Metals and Mining Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
3.	To calculate Compensation Actually Paid (“CAP”) for the PEO on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the PEO for each year shown.
4.	To calculate CAP for the Non-PEOs NEO’s on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the Non-PEOs NEO’s for each year shown.
5.	As previously disclosed, Mr. Gonzalez Rocha passed away April 7, 2026.

Peer Group Issuers, Footnote
2.	The selected peer group is the S&P Metals and Mining Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,298,630	$ 1,208,377	$ 1,171,116	$ 1,220,954	$ 1,462,085
PEO Actually Paid Compensation Amount	$ 1,298,630	1,208,377	1,171,116	1,220,954	1,462,085
Adjustment To PEO Compensation, Footnote
3.	To calculate Compensation Actually Paid (“CAP”) for the PEO on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the PEO for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 419,294	374,629	358,855	313,312	359,650
Non-PEO NEO Average Compensation Actually Paid Amount	$ 419,294	374,629	358,855	313,312	359,650
Adjustment to Non-PEO NEO Compensation Footnote
4.	To calculate CAP for the Non-PEOs NEO’s on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the Non-PEOs NEO’s for each year shown.
5.	As previously disclosed, Mr. Gonzalez Rocha passed away April 7, 2026.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 64.8	11.2	49.1	3.5	(0.3)
Peer Group Total Shareholder Return Amount	82.6	(5.2)	20.1	11.5	34
Net Income (Loss)	$ 4,334,900,000	3,376,800,000	2,425,200,000	2,638,500,000	3,397,100,000
PEO Name	Oscar Gonzalez Rocha
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0